Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Total pension costs (CHF million)
Service costs on benefit obligation	14	17
Interest costs on benefit obligation	65	67
Expected return on plan assets	(81)	(81)
Amortization of recognized prior service cost/(credit)	0	(1)
Amortization of recognized actuarial losses/(gains)	44	42
Total pension costs	42	44
PBO (CHF million)
Service costs	14	17
Interest costs	65	67
Other post-retirement defined benefit plans - International
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	65
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans	21